UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Third Security, LLC

Address:   1881 Grove Avenue, Radford, VA 24141


Form 13F File Number: 028-14815


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Randal J. Kirk
Title:  Chief Executive Officer
Phone:  540-633-7900

Signature,  Place,  and  Date  of  Signing:

/s/ Randal J. Kirk                 Radford, VA                        8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      451,906
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN ELEC PWR INC        COM              025537101    3,112     78,000 SH       SOLE                    78,000      0    0
APPLE INC                    COM              037833100    5,314      9,100 SH       SOLE                     9,100      0    0
AT&T INC                     COM              00206R102    3,744    105,000 SH       SOLE                   105,000      0    0
AUTOMATIC DATA PROCESSING IN COM              053015103    3,256     58,500 SH       SOLE                    58,500      0    0
BOARDWALK PIPELINE PARTNERS  UT LTD PARTNER   096627104    5,388    195,000 SH       SOLE                   195,000      0    0
CENTURYLINK INC              COM              156700106    3,455     87,500 SH       SOLE                    87,500      0    0
CHINA ADVANCED CONSTR MATLS  COM              169365103      713    434,626 SH       SOLE                   434,626      0    0
CODEXIS INC                  COM              192005106    6,119  1,649,389 SH       SOLE                 1,649,389      0    0
CONAGRA FOODS INC            COM              205887102    2,938    113,300 SH       SOLE                   113,300      0    0
CONOCOPHILLIPS               COM              20825C104    2,464     44,100 SH       SOLE                    44,100      0    0
COPANO ENERGY L L C          COM UNITS        217202100    7,683    276,350 SH       SOLE                   276,350      0    0
CRESTWOOD MIDSTREAM PRTNERS  COM UNITS REPSTG 226372100    6,879    266,000 SH       SOLE                   266,000      0    0
DIGITAL RLTY TR INC          COM              253868103    3,251     43,300 SH       SOLE                    43,300      0    0
DUKE ENERGY CORP NEW         COM              26441C105    3,251    141,000 SH       SOLE                   141,000      0    0
EMERSON ELEC CO              COM              291011104    3,046     65,400 SH       SOLE                    65,400      0    0
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN   29273V100    7,716    188,100 SH       SOLE                   188,100      0    0
ENTERPRISE PRODS PARTNERS L  COM              293792107   22,931    447,517 SH       SOLE                   447,517      0    0
ERESEARCHTECHNOLOGY INC      COM              29481V108    2,537    317,277 SH       SOLE                   317,277      0    0
GENERAL MLS INC              COM              370334104    2,898     75,200 SH       SOLE                    75,200      0    0
GENESIS ENERGY L P           UNIT LTD PARTN   371927104    6,308    217,000 SH       SOLE                   217,000      0    0
GEN-PROBE INC NEW            COM              36866T103    2,532     30,800 SH       SOLE                    30,800      0    0
GOODRICH CORP                COM              382388106    2,538     20,000 SH       SOLE                    20,000      0    0
HALOZYME THERAPEUTICS INC    COM              40637H109  176,575 19,929,503 SH       SOLE                19,929,503      0    0
INTEL CORP                   COM              458140100    2,990    112,200 SH       SOLE                   112,200      0    0
KIMBERLY CLARK CORP          COM              494368103    3,485     41,600 SH       SOLE                    41,600      0    0
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER   494550106   15,087    192,000 SH       SOLE                   192,000      0    0
KNOLOGY INC                  COM              499183804    2,531    128,652 SH       SOLE                   128,652      0    0
MARTIN MIDSTREAM PRTNRS L P  UNIT L P INT     573331105    4,643    141,800 SH       SOLE                   141,800      0    0
NORTHROP GRUMMAN CORP        COM              666807102    3,190     50,000 SH       SOLE                    50,000      0    0
NUSTAR ENERGY LP             UNIT COM         67058H102    6,278    116,500 SH       SOLE                   116,500      0    0
PENN VA RESOURCES PARTNERS L COM              707884102    3,981    162,500 SH       SOLE                   162,500      0    0
PEPSICO INC                  COM              713448108    3,307     46,800 SH       SOLE                    46,800      0    0
PHILLIPS 66                  COM              718546104      733     22,050 SH       SOLE                    22,050      0    0
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN   726503105   16,162    200,000 SH       SOLE                   200,000      0    0
RF MONOLITHICS INC           COM              74955F106      648    364,335 SH       SOLE                   364,335      0    0
SOUTHERN CO                  COM              842587107    3,023     65,300 SH       SOLE                    65,300      0    0
STANDARD MICROSYSTEMS CORP   COM              853626109    2,531     68,600 SH       SOLE                    68,600      0    0
SYNTHETIC BIOLOGICS INC      COM              87164U102    6,185  3,123,558 SH       DEFINED              3,123,558      0    0
SYSCO CORP                   COM              871829107    3,053    102,400 SH       SOLE                   102,400      0    0
TC PIPELINES LP              UT COM LTD PRT   87233Q108    4,181     97,000 SH       SOLE                    97,000      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209    3,136    111,300 SH       SOLE                   111,300      0    0
WASTE MGMT INC DEL           COM              94106L109    2,919     87,400 SH       SOLE                    87,400      0    0
YUM BRANDS INC               COM              988498101   12,047    187,000 SH       SOLE                   187,000      0    0
ZIOPHARM ONCOLOGY INC        COM              98973P101    8,265  1,389,039 SH       SOLE                 1,389,039      0    0
ZIOPHARM ONCOLOGY INC        COM              98973P101   58,883  9,896,236 SH       DEFINED              9,896,236      0    0
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